13FCON p 2/17/09

NON-PUBLIC

CONFIDENTIAL TREATMENT REQUESTED

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

CONFIDENTIAL TREATMENT EXPIRED

RECEIVED
FEB 14 2008
OFFICE OF THE SECRETARY

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:________
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: **Magnetar Financial LLC**
Address: **1603 Orrington Avenue**
13th Floor
Evanston, IL 60201

Form 13F File Number: 28-11800

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: **Michael Turro**
Title: **Chief Compliance Officer**
Phone: **(847) 905-4690**

Signature, Place, and Date of Signing:

/s/ Michael Turro	**Evanston, IL**	**February 14, 2008**
[Signature]	[City, State]	[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

[redacted]

10000665

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 11

Form 13F Information Table Value Total: $690,119 (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

CONFIDENTIAL TREATMENT REQUESTED

NAME OF ISSUER	CLASS TITLE	CUSIP	VALUE (X$1,000)	SHRS OR PRN AMT	SH/ PRN	PUT/ CALL	INVESTMENT DISCRETION	OTHER MANAGERS	VOTING AUTHORITY SOLE	SHARED	NONE
ALLIANCE DATA SYSTEMS CO	COM	018581108	$218,373	2,912,039	SH		SOLE		2,912,039		Amend #3 Filed on 8/14/08
AMERISTAR CASINOS INC	COM	03070Q101	$31,847	1,156,398	SH		SOLE		1,156,398		"
CLEAR CHANNEL COMMUNICATIONS	COM	184502102	$112,284	3,252,736	SH		SOLE		3,252,736		"
COMPANHIA VALE DO RIO DOCE	SPON ADR	204412209	$14,002	428,600	SH	CALL	SOLE		428,600		Amend #2 5/15/08
COMPANHIA VALE DO RIO DOCE	SPON ADR	204412209	$14,701	450,000	SH	PUT	SOLE		450,000		"
GENESCO INC	COM	371532102	$18,655	493,534	SH		SOLE		493,534		Amend #1 3/14/08
GRANT PRIDECO INC	COM	38821G101	$120,408	2,169,135	SH		SOLE		2,169,135		Amend #2
HUNTSMAN CORP	COM	447011107	$67,522	2,627,350	SH		SOLE		2,627,350		Amend 4 Filed on 2/17/09
PENN NATL GAMING	COM	707569109	$89,600	1,504,626	SH		SOLE		1,504,626		Amend 3, 8/14/08
SIRIUS SATELLITE RADIO INC	COM	82966U103	$1,515	500,000	SH		SOLE		500,000		Amend #2
SIRIUS SATELLITE RADIO INC	COM	82966U103	$1,212	400,000	SH	CALL	SOLE		400,000		"